Income Taxes - Schedule of Income Taxes Attributed (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ (11,290)	$ (7,326)	$ (13,260)
Deferred	5,685	(3,146)	4,921
Total income tax expense	$ (5,605)	$ (10,472)	$ (8,339)